Transactions with Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of contributions of non-controlling shareholders [Abstract]
Schedule of contributions of non-controlling shareholders
In thousands of soles	2020	2021	2022
Contributions received	18	182	995
Returns of contributions	(15,743)	(27,286)	(37,874)
Decrease in equity of non controlling parties	(15,725)	(27,104)	(36,879)